June 29, 2022

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of World Funds Trust (the “Trust”)(File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 412 to the Trust’s Registration Statement under the Securities Act, and Amendment No. 413 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to change the investment objective, principal investment strategies, principal risk and the name of the Applied Finance Core Fund to “Applied Finance Dividend Fund”.

The Trust hereby requests selective review of the Amendment filing. The Trust believes it is appropriate for the staff of the U. S. Securities and Exchange Commission (“SEC”) to focus its review on the material changes described in the preceding paragraph.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com